BORROWINGS - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2021 USD ($)	Nov. 03, 2020 CNY (¥) shares	Nov. 03, 2020 USD ($) shares	Jul. 15, 2020 CNY (¥) shares	Jul. 15, 2020 USD ($) shares	Mar. 25, 2020 shares	Mar. 15, 2020 shares	Dec. 31, 2019 USD ($) shares	Sep. 25, 2019 CNY (¥) Loan shares	Sep. 25, 2019 USD ($) Loan shares
Debt Instrument [Line Items]
Short-term borrowing repaid	¥ 21,140,000	$ 3,317	¥ 26,838,000	¥ 12,988,000
Accounts receivable - third parties, net	158,725,000		202,172,000	177,232,000	$ 24,907
Prepayments and other current assets	¥ 136,665,000		¥ 96,452,000	¥ 67,761,000	$ 21,444
Secured Bank Loans
Debt Instrument [Line Items]
Weighted average interest rate	5.45%			7.51%	5.45%							7.51%
Unsecured Bank Loans
Debt Instrument [Line Items]
Weighted average interest rate			3.85%
Two loans from two PRC onshore investment funds
Debt Instrument [Line Items]
Short-term borrowing obtained													¥ 106,100,000	$ 15,000
Number of unsecured loans | Loan													2	2
Term of debt													16 years 6 months	16 years 6 months
Effective interest rate													1.36%	1.36%
Non current interest free loan
Debt Instrument [Line Items]
Short-term borrowing obtained													¥ 104,000,000.0	$ 14,700
Series E Redeemable Convertible Preferred Shares
Debt Instrument [Line Items]
Warrants fair value				¥ 2,030,000								$ 291
Number of shares the warrants may be converted | shares								190,597	190,597		123,677
Series E Redeemable Convertible Preferred Shares | Two PRC onshore investment funds
Debt Instrument [Line Items]
Warrants fair value				¥ 2,193,000		¥ 16,550,000	$ 2,472	¥ 801,000	$ 114			$ 310	¥ 2,100,000	$ 300
Number of shares the warrants may be converted | shares				6,112,570		6,426,844	6,426,844	190,597	190,597	123,677		6,112,570	6,112,570	6,112,570
Ronglian Yitong
Debt Instrument [Line Items]
Short-term borrowing repaid	¥ 20,000,000		¥ 0	¥ 0
Ronglian Yitong | Two loans from two PRC onshore investment funds
Debt Instrument [Line Items]
Short-term borrowing obtained													¥ 106,092,000
Ronglian Yitong | Loan One from two PRC onshore investment funds
Debt Instrument [Line Items]
Short-term borrowing obtained | $														$ 9,000
Ronglian Yitong | Loan Two from two PRC onshore investment funds
Debt Instrument [Line Items]
Short-term borrowing obtained | $														$ 6,000
Ronglian Yitong | Short-term borrowings from SPD
Debt Instrument [Line Items]
Short-term borrowing obtained			0	19,941,000
Short-term borrowing repaid			26,838,000	12,989,000
Ronglian Yitong | Short-term borrowings from SPD | Asset pledged
Debt Instrument [Line Items]
Accounts receivable - third parties, net				124,291,000
Prepayments and other current assets				8,452,000
Ronglian Yitong | Short-term borrowings from BOB
Debt Instrument [Line Items]
Short-term borrowing obtained	¥ 0		¥ 20,000,000	¥ 0